CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
General and administrative expenses (including related party amounts of US$897, US$501 and US$685 for the years ended December 31, 2016, 2017 and 2018, respectively)	$ 138,386	$ 135,688	$ 151,251
Available-for-sale Equity Securities, Gross Unrealized Gain	1,493	2,736	10,583
Related Party [Member]
General and administrative expenses (including related party amounts of US$897, US$501 and US$685 for the years ended December 31, 2016, 2017 and 2018, respectively)	$ 685	$ 501	$ 897